8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Cemig Distribuicao SA [Member]
Disclosure Of Advances From Customers [line items]
Reduction in doubtful accounts	R$ 46